STOCK-BASED COMPENSATION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

5.                                      STOCK BASED COMPENSATION

Our stock based compensation programs consist of stock option and restricted stock grants made to employees and directors.

Stock Compensation Expense

Stock compensation expense for the three months March 31, 2012 and 2011 was $193,000 and $374,000, respectively. Stock compensation expense is recorded as a component of general and administrative expenses for each period. The Company did not recognize a tax benefit from the stock compensation expense because the Company considers it is more likely than not that the related deferred tax assets, which have been reduced by a full valuation allowance, will not be realized.

A total of 100,571 shares of restricted stock were granted on March 30, 2012 to the President/CEO.  This grant was made in connection with 2011 performance criteria in accordance with his employment agreement.  The Company recognized stock compensation expense for the restricted share grants of $92,000 in the first quarter of 2012 in connection with this issuance.

A total of 56,700 shares of restricted stock were granted on March 30, 2012 to the four executive officers.  This grant was made in connection with 2011 performance criteria in accordance with the Company’s Long Term Incentive Plan.  The Company recognized stock compensation expense for the restricted share grants of $39,000 in the first quarter of 2012 in connection with this issuance.

A total of 42,553 shares of restricted stock were issued on January 3, 2011 to the President/CEO.  This grant was made in connection with 2011 performance criteria in accordance with his employment agreement.  The Company recognized stock compensation expense for the restricted share grants of $140,000 in the first quarter of 2011 in connection with this issuance.

The total estimated unrecognized compensation cost from the unvested stock options and restricted grants at March 31, 2012 was approximately $440,000, which is expected to be recognized over the weighted average vesting period of the individual grants which range from 1-3 years.

Stock Options for the Three Months Ended March 31, 2012

The following table summarizes stock options outstanding and changes during the three month period ended March 31, 2012:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term —in years	Aggregate Intrinsic Value

Options outstanding at January 1, 2012	2,985,231	$2.59
Granted	—	—
Exercised	—	—
Canceled or forfeited	—	—
Options outstanding at March 31, 2012	2,985,231	$2.59	3.8	$17,000

Options exercisable at March 31, 2012	2,749,397	$2.65	3.4	$7,000

Shares available for grant under the Stock Option Plans as of March 31, 2012 were 2,564,291.

Stock options outstanding and currently exercisable at March 31, 2012 are as follows:

	Options Outstanding			Options Exercisable
Stock Option Plan	Number of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise price	Number of Options Exercisable	Weighted Average Exercise Price
		(in years)
1995 Stock Incentive Plan	1,834,062	2.4	$1.31	1,834,062	$1.31
2004 Stock Incentive Plan	407,418	6.3	3.45	334,085	4.00
2004 Directors’ Plan	743,751	5.9	5.26	581,250	6.12
	2,985,231	3.8	$2.59	2,749,397	$2.65

8. STOCK-BASED COMPENSATION PLANS

        Our stock based compensation programs consist of stock options granted to employees and directors and restricted stock grants made to employees. Stock compensation expense for the year ended December 31, 2011, 2010 and 2009 of $884,000, $1,032,000 and $1,258,000, respectively, was recorded to general and administrative expenses. The Company has not recognized a tax benefit from the stock compensation expense because the Company considers it is more likely than not that the related deferred tax assets, which have been reduced by a full valuation allowance, will not be realized.

Stock Options

Employee Stock Options

        The Company has two stock Incentive Plans for Employees, both of which were approved by the Company's shareholders.

        Under the 1995 Stock Incentive Plan (the "1995 Plan") all available and outstanding options have been granted and are currently exercisable. Under the Company's 2004 Stock Incentive Plan (the "2004 Plan") a total of 1,750,000 shares may be issued upon exercise of options granted under the 2004 Plan. Employee stock options generally vest ratably over a 3 or 4 year time frame and have a contractual term of 10 years. At December 31, 2011, 1,208,041 shares were available for future grants under the 2004 Plan.

        In June 2011, the Company's Executive Chairman was granted options under the 2004 Plan to purchase a total of 16,667 shares of common stock at an exercise price of $1.73 per share. The stock option grant shares vest ratably over 4 years.

        In April 2010, three employees and one officer of the Company were granted options under the 2004 Plan to purchase a total of 85,000 shares of the Company's common stock at an exercise price of $0.73 per share. These options vest ratably over 3 years.

        In December 2010, four officers of the Company were granted options under the 2004 Plan to purchase a total of 95,000 shares of the Company's common stock at an exercise price of $3.29 per share. These options vest over one year.

        On September 3, 2009, in connection with the resignation of David N. Clark as President and CEO, the Company and Mr. Clark entered into an agreement which extended to September 3, 2011 the termination date for the stock options previously granted to Mr. Clark and the immediate vesting of 12,500 previously granted stock options scheduled to vest in June 2010. The Company recognized $260,000 of stock compensation expense in the third quarter of 2009 in connection with the modification of these stock options.

2004 Directors' Plan—Options

        On June 2, 2004 the Company adopted the 2004 Directors' Stock Option Plan (the "2004 Directors' Plan"). Under the 2004 Directors' Plan, each non-employee director on the date the Plan was adopted was granted an option to purchase 75,000 shares of Common Stock. Each non-employee Director elected or appointed to the Board of Directors for the first time will be granted an option to purchase 25,000 shares of Common Stock and, each Non-Employee Director shall be granted an option to purchase 25,000 shares either, (a) upon his or her reelection at an annual meeting of the Company's stockholders or (b) in any calendar year in which an annual meeting of shareholders is not held, on June 1 of such year.

        In June 2006, the Directors' Stock Option Plan was amended to increase the initial grants and the annual re-election grants to non-employee Directors to 50,000 shares of Common Stock. The 2004 Directors' Plan replaces an earlier plan that expired in 2004. None of such options remains outstanding at December 31, 2011.

        In June 2010, the Directors' Stock Option Plan was amended and restated ("Amended 2004 Directors' Plan") to allow for the directors to be issued stock options or restricted common shares as determined by the Company and increased the available shares to be granted to 2,500,000 shares. At December 31, 2011, 1,356,250 shares were available for future grants under the Amended 2004 Directors' Plan.

        At the June 2011 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, and Marvin K. Kaiser) was granted options under the Amended 2004 Directors' Plan to purchase 50,001 shares of the Company's common stock at an exercise price of $1.73 per share. The stock option grant shares vest ratably over 4 years.

        In January 2010, Robert M. Gallagher, a non-employee director, was granted options under the 2004 Directors' Plan to purchase 50,000 shares of the Company's Common Stock at an exercise price of $0.76 per share. Effective September 30, 2010, Robert M. Gallagher resigned as a member of the Board of Directors.

        In connection with this change, the terms of the equity awards granted to Mr. Gallagher were modified whereby the vesting attributable to 25% of the 50,000 share stock option grant made on January 20, 2010 was accelerated to the date of his resignation and the exercise period was extended to September 30, 2012. In addition, the vesting attributable to 25% of the 50,000 share restricted stock grant made on June 3, 2010 was accelerated to the date of his resignation. The remaining unvested equity awards were forfeited upon his resignation. Additional stock compensation expense of $6,000 was recognized in 2010 in connection with the modifications of these options.

        At the June 2009 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan and Marvin K. Kaiser) was granted an option under the 2004 Directors' Plan to purchase 50,000 shares of the Company's common stock at an exercise price of $1.49 per share.

        The following table summarizes stock options outstanding and changes during the year ended December 31, 2011:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2010	3,819,838	$2.70
Granted	66,668	$1.73
Exercised	(37,150)	$0.76
Canceled or forfeited	(864,125)	$3.10

Options outstanding at December 31, 2011	2,985,231	$2.59	5.13	$—

Options exercisable at December 31, 2011	2,749,397	$2.65	3.67	$—

        The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $0, $2,976 and $0, respectively. Cash proceeds from options exercised during the years ended December 31, 2011, 2010 and 2001 was $28,234, $798, and $0, respectively.

        Stock options outstanding and currently exercisable at December 31, 2011 are as follows:

	Options Outstanding			Options Exercisable
Stock Option Plan	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise price	Number of Options Exercisable	Weighted Average Exercise Price
1995 Stock Incentive Plan	1,834,062	2.6	$1.31	1,834,062	$1.31
2004 Employee Incentive Plan	407,418	6.6	3.45	334,085	4.00
2004 Directors Plan	743,751	6.1	5.26	581,250	6.12

	2,985,231	4.0	$2.59	2,749,397	$2.65

        Total estimated unrecognized compensation cost from unvested stock options as of December 31, 2011 was approximately $231,000, which is expected to be recognized over a weighted average period of approximately 1 to 2 years.

        The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, the expected pre-vesting forfeiture rate and the expected option term (the amount of time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements through the measurement date of the stock option grant. Expected pre-vesting forfeitures were estimated based on actual historical pre-vesting forfeitures over the most recent periods ending December 31, 2011 for the expected option term. The expected option term was estimated based on historical averages over the most recent periods ending December 31, 2011. The exercise price for the options granted under the plans is the fair market value of the Common Stock on the date granted. The terms of the options are determined by the Board of Directors upon grant; however, no options may be exercised after a period of ten years.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2011: fair market value: $1.41, $1.28 and $0,76; expected volatility of 91%, 87% and 93%; and risk-free interest rate of 2.75%, 1.875% and 3.0%. An expected life of 7.69 years, 6.31 years and 5 years was used for the options granted. The weighted average fair value of the options granted in 2011 was $1.32.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2010: fair market value: $0.73, $0.70, $0.69 and $2.51; expected volatility of 144%, 147%, 103% and 89%; and risk-free interest rate of 4.25%, 4.75%, 3.75% and 3.125%. An expected life of 7.91 years, 7.27 years, 2 years and 6.32 years was used for the options granted. The weighted average fair value of the options granted in 2010 was $1.77.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2009: fair market value: $1.44, expected volatility of 143% and risk-free interest rate of 4.5%. An expected life of 8.01 years was used for the options granted. The weighted average fair value of the options granted in 2009 was $1.44.

Restricted Stock Plans

2007 Plan

        In 2007, the Board of Directors adopted and the shareholders approved the 2007 Restricted Stock Plan (the "2007 Plan"). The 2007 Plan permits the Company to make Restricted Stock grants of shares of Common Stock to management personnel and other key employees of the Company. Unless otherwise specified by the Committee, the term of the restricted period for any Restricted Stock grant under the 2007 Plan shall not be less than five years from the date of grant. Employee participants who receive Restricted Stock grants will have all of the rights of a stockholder, including the right to vote the shares of Restricted Stock that are the subject of the grant and the right to receive any regular cash dividends paid out of current earnings. The Company may issue an aggregate maximum of 1,500,000 shares of Common Stock under the 2007 Plan. At December 31, 2011, 450,853 shares were available for future grants under the 2007 Plan.

        In June 2011, the Company's Executive Chairman was granted 33,333 shares of restricted common stock of the Company at a value of $1.73 per share under the 2007 Plan. The restricted common stock vests ratably over 4 years.

        On January 4, and April 1, 2010, 65,820 and 73,751 shares of restricted stock were granted, respectively to executive officers of the Company in connection with a cash conservation plan for 2010. All of these shares were scheduled to vest one year from the date of grant. On November 12, 2010, 20,000 restricted shares granted to the CEO were cancelled.

        During 2009, a total of 426,243 shares of restricted stock were granted under the 2007 Plan to executive officers in connection with a cash conservation plan for 2009. All of these shares were scheduled to vest one year from the date of grant. On September 3, 2009 the vesting schedule with respect to the former CEO's 115,628 restricted shares was modified to provide for immediate vesting. The Company has recognized $110,000 of compensation cost for modification of the vesting schedule for these restricted shares.

        In September 2009, the Company hired Donald C. Ewigleben as the Company's President, CEO and COO. In connection with the hire, the Company granted Mr. Ewigleben a total of 400,000 restricted shares of the Company's common stock under the 2007 Plan. 100,000 of these shares vest on March 3, 2010; the remaining 300,000 shares vest 1/3 on each of September 3, 2010, 2011 and 2012. The vesting of the remaining 300,000 restricted shares is also subject to certain annual performance objectives as specified in Mr. Ewigleben's employment agreement. In connection with the 2010 and 2011 performance objectives, 20,000 and 16,667 restricted shares for Mr. Ewigleben were cancelled, respectively.

2004 Directors' Plan—Restricted Shares

        At the June 2011 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, and Marvin K. Kaiser) was granted restricted stock under the 2004 Directors' Plan to purchase 33,333 shares of the Company's common stock valued at $1.73 per share. The restricted common stock vest ratably over 4 years.

        At the June 2010 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, Marvin K. Kaiser and Robert M. Gallagher) was granted restricted stock under the 2004 Directors' Plan to purchase 50,000 shares of the Company's common stock valued at $0.53 per share. Upon the resignation of Mr. Gallagher in September 2010, 25% of the 50,000 share was vested on the date of his resignation. The remaining unvested equity awards were forfeited upon his resignation.

        The total estimated unrecognized compensation cost from the unvested restricted grants at December 31, 2011 was approximately $271,000, which is expected to be recognized over the weighted average vesting period of 1.5 years.

        A summary of the status of non-vested shares for the years ended December 31, 2011 and 2010, is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2009	70,000	$8.21
Granted	826,243	$0.85
Vested	(177,628)	$3.31

Non-vested at December 31, 2009	718,615	$0.96

Granted	339,571	$0.63
Vested	(505,115)	$0.87
Cancelled	(57,500)	$0.68

Non-vested at December 31, 2010	495,571	$0.86

Granted	133,332	$1.73
Vested	(279,071)	$0.85

Non-vested at December 31, 2011	349,832	$1.20

        Restricted stock grants are valued using the fair market value of the stock on the date of grant.